REVENUE RECOGNITION - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | United States
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	98.00%	99.00%